Business Combination - Summary of Purchase Price Allocated on Date of Acquisition (Parenthetical) (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Jul. 31, 2025
Intelligent Driving Technology [Member]
Business Combination [Line Items]
Estimated useful lives	10 years
Giga.AI Technology Limited [Member]
Business Combination [Line Items]
Net assets acquired		¥ 816,666
Giga.AI Technology Limited [Member] | Intelligent Driving Technology [Member]
Business Combination [Line Items]
Estimated useful lives		10 years